Fair Value of Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Carrying Amounts and Estimated Fair Values of Assets and Liabilities Measured at Fair Value

The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring or nonrecurring basis or disclosed, but not carried, at fair value in the Consolidated Balance Sheets as of the dates presented. There were no transfers into, out of, or between levels within the fair value hierarchy during any of the periods presented. Refer to Note 5, Note 10 and Note 11 for additional information on these liabilities.

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$32,712,610	$—	$—	32,712,610

Total assets	$32,712,610	$—	$—	$32,712,610

Liabilities:
Contingent consideration	$—	$—	$31,630,549	31,630,549
Borrowings	—	246,457,360	—	246,457,360
Tax receivable agreement	$—	$—	$67,718,189	67,718,189
Interest rate swap	—	9,299,315	—	9,299,315

Total liabilities	$—	$255,756,675	$99,348,738	$355,105,413

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$24,617,996	$—	$—	24,617,996
Interest rate swap	—	555,449	—	555,449

Total assets	$24,617,996	$555,449	$—	$25,173,445

Liabilities:
Contingent consideration	$—	$—	$14,250,000	14,250,000
Borrowings	—	213,908,388	—	213,908,388
Tax receivable agreement	—	—	67,176,226	67,176,226

Total liabilities	$—	$213,908,388	$81,426,226	$295,334,614

The following table summarizes, by level within the fair value hierarchy, the carrying amounts and estimated fair values of our assets and liabilities measured at fair value on a recurring or nonrecurring basis or disclosed, but not carried, at fair value in the Condensed Consolidated Balance Sheets as of the dates presented. There were no transfers into, out of, or between levels within the fair value hierarchy during any of the periods presented. Refer to Note 5, Note 9 and Note 10 for additional information on these assets and liabilities.

	December 31, 2019 (Successor)
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$24,617,996	$—	$—	24,617,996
Interest rate swap	—	555,449	—	555,449

Total assets	$24,617,996	$555,449	$—	$25,173,445

Liabilities:
Contingent consideration	$—	$—	$14,250,000	14,250,000
Term loan	—	213,442,705	—	213,442,705

Total liabilities	$—	$213,442,705	$14,250,000	$227,692,705

	December 31, 2018 (Predecessor)
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$13,285,357	$—	$—	13,285,357

Total assets	$13,285,357	$—	$—	$13,285,357

Liabilities:
Contingent consideration	$—	$—	$1,816,988	1,816,988
Term loan	—	94,215,204	—	94,215,204

Total liabilities	$—	$94,215,204	$1,816,988	$96,032,192

Contingent Consideration
Schedule of Contingent Consideration Related to Previous Business Acquisitions

The following table provides a rollforward of the contingent consideration related to previous business acquisitions. Refer to Note 5 for more details.

	Three Months Ended March 31,
	2020	2019
	(Successor)	(Predecessor)
Balance at beginning of period	$14,250,000	$1,816,988
Purchases	10,800,000	—
Payments	—	(1,816,988)
Accretion expense	—	—
Valuation adjustment	6,580,549	—

Balance at end of period	$31,630,549	—

Tax Receivable Agreement
Schedule of Contingent Consideration Related to Previous Business Acquisitions

The following table provides a rollforward of the contingent consideration related to previous business acquisitions. See Note 15 for further discussion on the TRA.

	Three Months Ended March 31,
	2020	2019
	(Successor)	(Predecessor)
Balance at beginning of period	$67,176,226	$—
Purchases	—	—
Payments	—	—
Accretion expense	541,963	—
Valuation adjustment	—	—

Balance at end of period	$67,718,189	—